Major Customer and Concentration of Credit Risk (Narrative)(Details) (Phillips 66 [Member], Sales Revenue, Services, Net [Member], Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Concentration Risk [Line Items]
Phillips 66, Concentration Risk, Percentage	94.00%	95.00%	94.00%